INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost	$ 18,239	$ 14,580
Accumulated amortization	13,278	11,647
Total	$ 4,961	2,933
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	3 years 9 months 18 days
Cost	$ 9,111	9,111
Accumulated amortization	$ 8,563	7,633
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	2 years 9 months 18 days
Cost	$ 1,877	1,877
Accumulated amortization	$ 1,877	1,877
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	4 years 4 months 24 days
Cost	$ 3,592	3,592
Accumulated amortization	$ 2,838	2,137
IP R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life (Years)	6 years
Cost	$ 3,659
Accumulated amortization